Investments - Real Estate Investments - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 Property Item Options	Dec. 31, 2024 Property Options Item
Real Estate Investments [Line items]
Remaining noncancelable lease term	14 years 6 months	14 years 1 month 6 days
Number of real estate properties vacant not subject to lease | Property	23	19
Term of renewal options	5 years	5 years
Option to extend	true	true
Maximum
Real Estate Investments [Line items]
Number of renewal periods at the option of the Company	4	4
Minimum
Real Estate Investments [Line items]
Typical number of renewal options | Item	1	1
Number of renewal periods at the option of the Company	2	2